Controlled Entities (Details)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of subsidiaries [line items]
Country of Incorporation	Australia
Percentage of Ownership
Immuron Inc [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage of Ownership	100.00%	100.00%
Anadis EPS Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Australia
Percentage of Ownership	100.00%	100.00%
IMC Canada Ltd [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Canada
Percentage of Ownership	100.00%	0.00%